Goodwill and Other Intangible Assets (Schedule of Changes in the Carrying Amount of Goodwill) (Details) $ in Thousands	9 Months Ended
Sep. 30, 2017 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill as of January 1, 2017	$ 385,629
Translation differences	1,300
Goodwill as of September 30, 2017	$ 386,887